Stockholders’ Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 3 – Stockholders’ Equity

Authorized Shares

The Company’s Articles of Incorporation authorize the issuance of two classes of shares of capital stock. The total number of shares that this corporation is authorized to issue is 50,000,000 shares of $0.0001 par value common stock and 10,000,000 of $0.0001 par value preferred stock. No preferred shares were issued as of September 30, 2025.

Registration Rights Agreement

The Company entered into a registration rights agreement that provides for certain liquidated damages upon the occurrence of a “Registration Event,” which is defined as the occurrence of any of the following events: (a) the Company fails to file with the Commission the Registration Statement on or before the Registration Filing Date; (b) the Registration Statement is not declared effective by the Commission on or before the Registration Effectiveness Date; (c) after the SEC Effective Date, the Registration Statement ceases for any reason to remain effective or the Holders of Registrable Securities covered thereby are otherwise not permitted to utilize the prospectus therein to resell the Registrable Securities covered thereby, except for Blackout Periods permitted herein; or (d) following the listing or inclusion for quotation on an Approved Market, the Registrable Securities, if issued and outstanding, are not listed or included for quotation on an Approved Market, or trading of the Common Stock is suspended or halted on the Approved Market, which at the time constitutes the principal markets for the Common Stock, for more than three (3) full, consecutive Trading Days (other than as a result of (A) actions or inactions of parties other than the Company or its affiliates or of the Approved Market not reasonably in the control of the Company, or (B) suspension or halt of substantially all trading in equity securities (including the Common Stock) on the Approved Market). The maximum amount of liquidated damages that may be paid by the Company shall be an amount equal to eight percent (8%) of the shares covered by the registration rights agreement. This filing covered 11,010,002 shares. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.

The Company filed the Registration Statement on Form S-1 with the SEC, and it was declared effective on March 26, 2025. As a result, the Company has satisfied the applicable filing and effectiveness obligations under the Registration Rights Agreement and does not expect to pay any damages pursuant to this agreement. Therefore, no liability has been recorded.

Public Offering of Common Stock

On March 26, 2025, the Company entered into an Underwriting Agreement (“UA”) with Craig-Hallum Capital Group LLC in connection with a public offering of 2,285,714 shares of its common stock at a price of $5.25 per share (the “March Offering”). The Company also granted the Underwriter a 30-day option to purchase up to an additional 342,857 shares to cover over-allotments, which was exercised in full on March 27, 2025. The March Offering closed on March 28, 2025.

The March Offering was conducted pursuant to our registration statements on Form S-1 (File No. 333-285469), -declared effective by the SEC on March 25, 2025, and on Form S-1MEF filed under Rule 462(b), effective March 26, 2025.

Under the terms of the UA, the Company provided a 7.0% underwriting discount per share and issued to the Underwriter warrants to purchase up to 5.0% of the total shares sold in the March Offering (including the over-allotment shares), with an exercise price equal to 115% of the public offering price. See Note 6 - Warrants

Total gross proceeds from the March Offering, including the over-allotment option, were $13.8 million. Net proceeds, after underwriting discounts and Offering expenses, were $12.6 million. The Company intends to use the proceeds for business development, scaling manufacturing operations, and general corporate purposes.

In connection with the March Offering, the Company, as well as its directors and officers, agreed to a 90-day lock-up period restricting sales or transfers of Company securities, subject to customary exceptions. The Underwriter has the discretion to release these restrictions at any time.

On September 17, 2025, the Company entered into an Underwriting Agreement (“UA”) with Craig-Hallum Capital Group LLC, as the representative of the several underwriters named therein (the “Underwriters”), relating to the issuance and sale by the Company of 1,700,000 shares of the Company’s common stock, par value $0.0001 per share in its previously announced public offering (the “September Offering”). The public offering price in the September Offering was $13.00 per share of Common Stock. In connection with the September Offering, the Company granted the Underwriters a 30-day option to purchase up to 255,000 additional shares of its Common Stock at the public offering price, less the underwriting discount, and on September 18, 2025, the Underwriters exercised such option to purchase an additional 255,000 shares of Common Stock. The September Offering closed on September 19, 2025.

The net proceeds to the Company from the September Offering were $23.4 million, after deducting underwriting discounts and commissions and after payment of offering expenses.

The Company intends to use the net proceeds from the September Offering, together with its existing cash and cash equivalents, for expansion of business development efforts including (i) advancing manufacturing processes for production; (ii) hiring new employees; and (iii) working capital and general business purposes.

The Company made the September Offering pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-289135) previously filed with and declared effective by the SEC and a prospectus supplement and accompanying prospectus filed with the SEC on September 18, 2025.

Note 4 – Stockholders’ Equity

Authorized Shares

The Company’s Articles of Incorporation authorize the issuance of two classes of shares of stock. The total number of shares which this corporation is authorized to issue is 50,000,000 shares of $0.0001 par value common stock and 10,000,000 of $0.0001 par value preferred stock. No preferred shares were issued as of June 30, 2025.

Issued and Vested Shares to Officers

On October 27, 2020, the Company issued 1,623,920 shares of common stock each to Jonathan Klamkin, Director and Chief Executive Officer, and Lee McCarthy, Director, Interim Chief Financial Officer and Chief Operations Officer, for $10 thousand from each. Initially, 20% or 324,784 shares vested on October 27, 2020, and the remaining 1,299,136 shares vest in equal amounts, monthly over the subsequent 4 years. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option. On November 17, 2022, Lee McCarthy left the Company, and on September 10, 2023, the Company exercised its option to purchase 649,570 unvested restricted shares Lee McCarthy held for a total consideration of $4 thousand, the initial purchase price of these shares. At June 30, 2025, all of Jonathan Klamkin’s shares vested.

Registration Rights Agreement

The Company entered into a registration rights agreement that provides for certain liquidated damages upon the occurrence of a “Registration Event,” which is defined as the occurrence of any of the following events: (a) the Company fails to file with the Commission the Registration Statement on or before the Registration Filing Date; (b) the Registration Statement is not declared effective by the Commission on or before the Registration Effectiveness Date; (c) after the SEC Effective Date, the Registration Statement ceases for any reason to remain effective or the Holders of Registrable Securities covered thereby are otherwise not permitted to utilize the prospectus therein to resell the Registrable Securities covered thereby, except for Blackout Periods permitted herein; or (d) following the listing or inclusion for quotation on an Approved Market, the Registrable Securities, if issued and outstanding, are not listed or included for quotation on an Approved Market, or trading of the Common Stock is suspended or halted on the Approved Market, which at the time constitutes the principal markets for the Common Stock, for more than three (3) full, consecutive Trading Days (other than as a result of (A) actions or inactions of parties other than the Company or its affiliates or of the Approved Market not reasonably in the control of the Company, or (B) suspension or halt of substantially all trading in equity securities (including the Common Stock) on the Approved Market). The maximum amount of liquidated damages that may be paid by the Company shall be an amount equal to eight percent (8%) of the shares covered by the registration rights agreement. This filing covered 11,010,002 shares. The Company currently expects to satisfy all of its obligations under the Registration Agreement and does not expect to pay any damages pursuant to this agreement; therefore, no liability has been recorded.

The Company filed the Registration Statement on Form S-1 with the SEC, and it was declared effective on March 26, 2025. As a result, the Company has satisfied the applicable filing and effectiveness obligations under the Registration Rights Agreement and does not expect to pay any damages pursuant to this agreement. Therefore, no liability has been recorded.

Public Offering of Common Stock

On March 26, 2025, the Company entered into an Underwriting Agreement (“UA”) with Craig-Hallum Capital Group LLC in connection with a public offering of 2,285,714 shares of its common stock at a price of $5.25 per share. The Company also granted the Underwriter a 30-day option to purchase up to an additional 342,857 shares to cover over-allotments, which was exercised in full on March 27, 2025. The offering closed on March 28, 2025.

The offering was conducted pursuant to the Company’s registration statements on Form S-1 (File No. 333-285469), declared effective by the SEC on March 25, 2025, and on Form S-1MEF filed under Rule 462(b), effective March 26, 2025.

Total gross proceeds from the offering, including the over-allotment option, were $13.8 million. Net proceeds, after underwriting discounts and offering expenses, were $12.6 million. The Company intends to use the proceeds for business development, scaling manufacturing operations, and general corporate purposes.

Under the terms of the UA, the Company provided a 7.0% underwriting discount per share and issued to the Underwriter warrants to purchase up to 5.0% of the total shares sold in the offering (including the over-allotment shares), with an exercise price equal to 115% of the public offering price. See Note 7 - Warrants

In connection with the offering, the Company, as well as its directors and officers, agreed to a 90-day lock-up period restricting sales or transfers of Company securities, subject to customary exceptions. The Underwriter has the discretion to release these restrictions at any time.